Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Registrant Name	YOTTA ACQUISITION CORPORATION
Entity Central Index Key	0001907730
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612 -1400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612 -1400
Contact Personnel Name	Hui Chen